Note Employee benefits (Discount rate and assumed health care cost trend rates used to determined benefit obligation and net periodic benefit cost) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:
Expected return on plan asset		6.50%	6.88%
Pension Plans | Minimum
Weighted average assumptions used to determine benefit obligation at December 31:
Discount rate for benefit obligation	4.20%	3.54%
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:
Discount rate for benefit obligation	3.54%	3.98%	4.20%
Discount rate for interest cost	3.16%	3.35%	3.39%
Expected return on plan asset	5.50%
Pension Plans | Maximum
Weighted average assumptions used to determine benefit obligation at December 31:
Discount rate for benefit obligation	4.23%	3.56%
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:
Discount rate for benefit obligation	3.56%	4.02%	4.27%
Discount rate for interest cost	3.20%	3.42%	3.52%
Expected return on plan asset	6.00%
OPEB Plan
Weighted average assumptions used to determine benefit obligation at December 31:
Discount rate for benefit obligation	4.30%	3.62%
Initial health care cost trend rates	5.00%	5.50%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019	2019
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:
Discount rate for benefit obligation	3.62%	4.10%	4.37%
Discount rate for service cost	3.74%	4.30%	4.63%
Discount rate for interest cost	3.32%	3.58%	3.70%
Initial health care cost trend rates	5.50%	6.00%	6.50%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019	2019